UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York                8-13-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 103
                                        -------------------

Form 13F Information Table Value Total: $205,066
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Form 13F INFORMATION TABLE

          ITEM 1:                   ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------    --------------  ---------  ----------  -------- -------------------- ---------- --------------------
      NAME OF ISSUER            TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                                 NUMBER      MARKET    PRINCIPAL     DISCRETION                 ----- ------- ------
                                                             VALUE      AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------    -------------   ---------  ----------  --------  ------ ------ ----- ---------- ----- ------- ------
3M                               Common Stock   88579Y101    2984000     34390    SOLE                            X
ABBOTT LABORATORIES              Common Stock   002824100    4077000     76150    SOLE                            X
ADOBE SYSTEMS, INC.              Common Stock   00724F101    2847000     70930    SOLE                            X
AGILENT TECHNOLOGIES             Common Stock   00846U101     415000     10800    SOLE                            X
AIR PRODUCTS & CHEMICALS         Common Stock   009158106     578000      7200    SOLE                            X
ALTRIA GROUP INC.                Common Stock   02209S103    1101000     15700    SOLE                            X
AMERICAN EXPRESS CO.             Common Stock   025816109    1885000     30820    SOLE                            X
AMGEN INC.                       Common Stock   031162100    2424000     43857    SOLE                            X
APPLE COMPUTER                   Common Stock   037833100    6728000     55130    SOLE                            X
AQUA AMERICA                     Common Stock   03836W103    1547000     68798    SOLE                            X
ARCH COAL                        Common Stock   039380100    1809000     52000    SOLE                            X
AVON PRODUCTS                    Common Stock   054303102    1286000     35000    SOLE                            X
BB&T CORPORATION                 Common Stock   054937107    1012000     24900    SOLE                            X
BP plc (ADR)                     Common Stock   055622104    2513000     34848    SOLE                            X
BAKER HUGHES, INC.               Common Stock   057224107    1682000     20000    SOLE                            X
BANK OF AMERICA                  Common Stock   06605010      337000      6900    SOLE                            X
BAXTER INTERNATIONAL             Common Stock   071813109    3025000     53700    SOLE                            X
BERKSHIRE HATHAWAY INC. CL. "B"  Common Stock   084670207     681000       189    SOLE                            X
BOEING CORPORATION               Common Stock   097023105    2259000     23500    SOLE                            X
BRISTOL-MYERS SQUIBB             Common Stock   110122108     883000     28000    SOLE                            X
CANON INC                        Common Stock   138006309     759000     12955    SOLE                            X
CAPITAL ONE FINANCIAL            Common Stock   14040H105    2553000     32550    SOLE                            X
CHEVRON TEXACO                   Common Stock   166764100     800000      9500    SOLE                            X
CISCO SYSTEMS                    Common Stock   17275R102    3806000    136675    SOLE                            X
CITIGROUP                        Common Stock   172967101    3991000     77814    SOLE                            X
COCA COLA                        Common Stock   191216100    2863000     54738    SOLE                            X
COLGATE-PALMOLIVE COMPANY        Common Stock   194162103    1472000     22700    SOLE                            X
COMCAST CP A                     Common Stock   20030N101    1061000     37741    SOLE                            X
CONOCO PHILLIPS                  Common Stock   20825c104     890000     11346    SOLE                            X
CORNING INC.                     Common Stock   219350105     965000     37800    SOLE                            X
CYTEC INDUSTRIES                 Common Stock   232820100    1643000     25770    SOLE                            X
DEVON ENERGY CORP.               Common Stock   25179M103    1471000     18800    SOLE                            X
DIEBOLD                          Common Stock   253651103     803000     15400    SOLE                            X
DISNEY (WALT) CO.                Common Stock   254687106    2342000     68625    SOLE                            X
DOVER CORP                       Common Stock   260003108    1969000     38500    SOLE                            X
DUPONT DE NEMOURS                Common Stock   263534109    1258000     24759    SOLE                            X
EMC CORP                         Common Stock   268648102     222000     12300    SOLE                            X
EMERSON CO.                      Common Stock   291011104    3477000     74300    SOLE                            X
EXXON MOBIL                      Common Stock   30231G102   11325000    135023    SOLE                            X
FIRST MARBLEHEAD                 Common Stock   320771108    1837000     47550    SOLE                            X
FLUOR CORP                       Common Stock    34386110    1403000     12600    SOLE                            X
GENENTECH INC. NEW               Common Stock   368710406    1983000     26210    SOLE                            X
GENERAL ELECTRIC                 Common Stock   369604103    7528000    196680    SOLE                            X
GENTEX CORPORATION               Common Stock   371901109     787000     40000    SOLE                            X
GOLDMAN SACHS                    Common Stock   38141G104    1885000      8700    SOLE                            X
HALLIBURTON COMPANY              Common Stock   406216101    1217000     35300    SOLE                            X
HOME DEPOT                       Common Stock   437076102    2503000     63613    SOLE                            X
HONEYWELL INTL                   Common Stock   438516106    3591000     63810    SOLE                            X
IBM CORPORATION                  Common Stock   459200101    2221000     21111    SOLE                            X
ISHARE MSCI EAFE VALUE INDEX     Common Stock   464288877     336000      4300    SOLE                            X
ISHARES MCSI EMERGING MKTS       Common Stock   464287234     355000      2700    SOLE                            X
ISHARES TR MSCI EAFE INDEX FD    Common Stock   464287465     670000      8300    SOLE                            X
ITT INDUSTRIES                   Common Stock   450911102    1399000     20500    SOLE                            X
ILLINOIS TOOL WORKS, INC.        Common Stock   452308109     205000      3800    SOLE                            X
INGERSOLL-RAND COMPANY LTD       Common Stock   G4776G101    1463000     26700    SOLE                            X
INTEL CORP.                      Common Stock   458140100    2284000     96225    SOLE                            X
JP MORGAN CHASE & CO.            Common Stock   46625H100    4370000     90198    SOLE                            X
JACOBS ENGINEERING GROUP         Common Stock   469814107    3077000     53510    SOLE                            X
JOHNSON & JOHNSON                Common Stock   478160104    7611000    123522    SOLE                            X
JOY GLOBAL, INC.                 Common Stock   481165108     618000     10600    SOLE                            X
KIMBERLY CLARK                   Common Stock   494368103     909000     13600    SOLE                            X
KRAFT FOODS, INC.                Common Stock   50075N104    202000       5743    SOLE                            X
L-3 COMMUNICATIONS               Common Stock   502424104    1514000     15550    SOLE                            X
LILLY (ELI) & CO.                Common Stock   532457108    1536000     27500    SOLE                            X
LOCKHEED MARTIN CORP             Common Stock   539830109    2089000     22200    SOLE                            X
MARSH & MCLENNAN COMPANIES       Common Stock   571748102     750000     24300    SOLE                            X
MCGRAW-HILL COMPANIES, INC.      Common Stock   580645109     231000      3400    SOLE                            X
MEDTRONIC                        Common Stock   585055106     969000     18700    SOLE                            X
MELLON FINANCIAL                 Common Stock   58551A108     927000     21080    SOLE                            X
MERRILL LYNCH                    Common Stock   590188108    4479000     53600    SOLE                            X
MICROSOFT CORPORATION            Common Stock   594918104    2902000     98490    SOLE                            X
MORGAN STANLEY                   Common Stock   617446448    3851000     45920    SOLE                            X
MOTOROLA, INC.                   Common Stock   620076109     543000     30700    SOLE                            X
NETWORK APPLIANCE                Common Stock   64120J104     364000     12500    SOLE                            X
NIKE INC.                        Common Stock   654106103    1111000     19070    SOLE                            X
NOKIA CORP                       Common Stock   654902204     351000     12500    SOLE                            X
NORFOLK SOUTHERN CORP.           Common Stock   655844108    1345000     25600    SOLE                            X
ORACLE CORPORATION               Common Stock   68389X105    1645000     83500    SOLE                            X
PALL CORPORATION                 Common Stock   696429307    1379000     30000    SOLE                            X
PAYCHEX INC                      Common Stock   704326107    1310000     33500    SOLE                            X
PEPSICO                          Common Stock   713448108    2174000     33525    SOLE                            X
PFIZER                           Common Stock   717081103    2945000    115200    SOLE                            X
PROCTER & GAMBLE                 Common Stock   742718109    8352000    136495    SOLE                            X
QUALCOMM                         Common Stock   747525103    2568000     59200    SOLE                            X
ROYAL DUTCH PETROLEUM            Common Stock   780257804     243000      3000    SOLE                            X
SARA LEE CORP                    Common Stock   803111103     348000     20000    SOLE                            X
SCHLUMBERGER LIMITED             Common Stock   806857108    4506000     53050    SOLE                            X
STRYKER CORPORATION              Common Stock   863667101    2112000     33480    SOLE                            X
SUNTECH POWER                    Common Stock   86800C104    1035000     28400    SOLE                            X
SYMANTEC                         Common Stock   871503108     450000     22300    SOLE                            X
TETRA TECH INC.                  Common Stock   88162G103     993000     46100    SOLE                            X
THOMAS & BETTS CORP.             Common Stock   884315102     696000     12000    SOLE                            X
TIME WARNER                      Common Stock   887317105     600000     28550    SOLE                            X
TYCO INTERNATIONAL, LTD.         Common Stock   902124106     794000     23500    SOLE                            X
UNITED PARCEL SERVICE            Common Stock   911312106    5619000     76975    SOLE                            X
UNITED TECHNOLOGIES              Common Stock   913017109     326000      4600    SOLE                            X
WM WRIGLEY JR. CO.               Common Stock   982526105    1292000     23375    SOLE                            X
WACHOVIA CORP                    Common Stock   929771103     758000     14793    SOLE                            X
WATERS CORP                      Common Stock   941848103    5057000     85200    SOLE                            X
WATTS WATER TECHNOLOGIES         Common Stock   942749102    2367000     63175    SOLE                            X
WELLS FARGO                      Common Stock   30226D106    1354000     38500    SOLE                            X
WYETH                            Common Stock   983024100     372000      6500    SOLE                            X
ZIMMER HOLDINGS                  Common Stock   98956P102     612000      7220    SOLE                            X